REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenue	$ 3,681	$ 2,663	$ 7,092	$ 5,346
Utilities
Disclosure of operating segments [line items]
Revenue	1,350	1,229	2,562	2,320
Midstream
Disclosure of operating segments [line items]
Revenue	1,007	178	1,909	553
Transport
Disclosure of operating segments [line items]
Revenue	894	871	1,768	1,719
Data Infrastructure
Disclosure of operating segments [line items]
Revenue	$ 430	$ 385	$ 853	$ 754